RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
SCHEDULE OF RIGHT OF USE ASSETS

	Buildings	Land	Total

Balance at December 31, 2023	$515,071	$206,616	$721,687
Depreciation	(142,727)	(214,114)	(356,841)
Foreign exchange translation	-	7,498	7,498
Balance at December 31, 2024	$372,344	$-	$372,344
Depreciation	(71,364)	-	(71,364)
Balance at June 30, 2025	$300,980	$-	$300,980